STATEMENT OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock [Member]	Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2013	$ 52,618	$ 35,414,206	$ (32,344,192)	$ 3,122,632
Balance, shares at Dec. 31, 2013	52,617,789
Common stock issued to institutional investors	$ 1,065	1,035,083		1,036,148
Common stock issued to institutional investors, shares	1,063,648
Common stock issued for additional commitment shares	$ 15	16,847		16,862
Common stock issued for additional commitment shares, shares	15,630
Common stock issued in private placement	$ 4,207	3,135,793		3,140,000
Common stock issued in private placement, shares	4,207,600
Common stock issued for services	$ 28	24,472		24,500
Common stock issued for services, shares	28,187
Exercise of options	$ 35	10,965		11,000
Exercise of options, shares	35,000
Exercise of warrants	$ 414	142,416		142,830
Exercise of warrants, shares	414,000
Options issued for services		824,726		824,726
Warrants issued for services		$ 148,681		148,681
Net loss			$ (4,409,797)	(4,409,797)
Balance at Dec. 31, 2014	$ 58,382	$ 40,753,189	$ (36,753,989)	$ 4,057,582
Balance, shares at Dec. 31, 2014	58,381,854			58,381,854
Common stock issued in private placement	$ 6,794	4,308,206		$ 4,315,000
Common stock issued in private placement, shares	6,793,767
Common stock issued for services	$ 62	48,901		48,963
Common stock issued for services, shares	62,258
Options issued for services		1,339,692		1,339,692
Warrants issued for services		$ 91,263		91,263
Net loss			$ (4,845,432)	(4,845,432)
Balance at Dec. 31, 2015	$ 65,238	$ 46,541,251	$ (41,599,421)	$ 5,007,068
Balance, shares at Dec. 31, 2015	65,237,879			65,237,879